Shareholder Report	6 Months Ended
May 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisors Series Trust
Entity Central Index Key	0001027596
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
Managed Account Completion Shares
Shareholder Report [Line Items]
Fund Name	PIA BBB Bond Fund
Class Name	PIA BBB Bond Fund
Trading Symbol	PBBBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIA BBB Bond Fund for the period of December 1, 2023, to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.pacificincome.com/mutual-funds/. You can also request this information by contacting us at 1-800-251-1970.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-251-1970
Additional Information Website	https://www.pacificincome.com/mutual-funds/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIA BBB Bond Fund	$9	0.17%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%
Updated Performance Information Location [Text Block]	Visit https://www.pacificincome.com/mutual-funds/ for more recent performance information.
Net Assets	$ 202,736,530
Holdings Count | $ / shares	297
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of May 31, 2024)

Net Assets	$202,736,530
Number of Holdings	297
Portfolio Turnover	6%
Average Credit Quality	BBB
Effective Duration	6.80 yrs
Weighted Average Maturity	11.00 yrs
Weighted Average Life	10.67 yrs
Distribution Yield	4.21%
30-Day SEC Yield	5.55%
30-Day SEC Yield Unsubsidized	5.55%

Holdings [Text Block]

Top 10 Issuers	(%)
Verizon Communications, Inc.	2.4%
AT&T, Inc.	2.4%
Oracle Corp.	2.2%
CVS Health Corp.	1.8%
Pacific Gas and Electric Co.	1.6%
Mexico Government International Bond	1.6%
T-Mobile USA, Inc.	1.5%
Boeing Co.	1.5%
Amgen, Inc.	1.5%
General Motors Financial Co., Inc.	1.5%

Updated Prospectus Web Address	https://www.pacificincome.com/mutual-funds/
Managed Account Completion Shares
Shareholder Report [Line Items]
Fund Name	PIA MBS Bond Fund
Class Name	PIA MBS Bond Fund
Trading Symbol	PMTGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIA MBS Bond Fund for the period of December 1, 2023, to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.pacificincome.com/mutual-funds/. You can also request this information by contacting us at 1-800-251-1970.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-251-1970
Additional Information Website	https://www.pacificincome.com/mutual-funds/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIA MBS Bond Fund	$13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Updated Performance Information Location [Text Block]	Visit https://www.pacificincome.com/mutual-funds/ for more recent performance information.
Net Assets	$ 88,571,743
Holdings Count | $ / shares	79
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of May 31, 2024)

Net Assets	$88,571,743
Number of Holdings	79
Portfolio Turnover	11%
Average Credit Quality	AAA
Effective Duration	5.70 yrs
Weighted Average Maturity	25.60 yrs
Weighted Average Life	8.70 yrs
Distribution Yield	4.13%
30-Day SEC Yield	3.87%
30-Day SEC Yield Unsubsidized	3.89%

Holdings [Text Block]

Top 10 Issuers	(%)
FHLMC	37.9%
FNMA	37.1%
GNMA	16.9%
U.S. Treasury Bill	2.3%
Cold Storage Trust	1.7%
CF Hippolyta Issuer LLC	1.4%
Fidelity Government Portfolio	1.2%
SAFCO Auto Receivables Trust	0.6%
BX Trust	0.5%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund’s prospectus, dated March 31, 2024 at https://www.pacificincome.com/mutual-funds/ or upon request at 1-800-251-1970.

Updated Prospectus Phone Number	1-800-251-1970
Updated Prospectus Web Address	https://www.pacificincome.com/mutual-funds/https://www.pacificincome.com/mutual-funds/
Managed Account Completion Shares
Shareholder Report [Line Items]
Fund Name	PIA High Yield MACS Fund
Class Name	PIA High Yield MACS Fund
Trading Symbol	PIAMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIA High Yield MACS Fund for the period of December 1, 2023, to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.pacificincome.com/mutual-funds/. You can also request this information by contacting us at 1-800-251-1970.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-251-1970
Additional Information Website	https://www.pacificincome.com/mutual-funds/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIA High Yield MACS Fund	$9	0.17%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%
Updated Performance Information Location [Text Block]	Visit https://www.pacificincome.com/mutual-funds/ for more recent performance information.
Net Assets	$ 169,604,664
Holdings Count | $ / shares	107
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of May 31, 2024)

Net Assets	$169,604,664
Number of Holdings	107
Portfolio Turnover	15%
Average Credit Quality	B
Effective Duration	2.90 yrs
Weighted Average Maturity	4.10 yrs
Weighted Average Life	4.10 yrs
Distribution Yield	9.25%
30-Day SEC Yield	10.05%
30-Day SEC Yield Unsubsidized	10.05%

Holdings [Text Block]

Top 10 Issuers	(%)
Fidelity Government Portfolio	5.4%
Alta Equipment Group, Inc.	2.1%
TKC Holdings, Inc.	1.7%
Verde Purchaser LLC	1.7%
Summit Midstream Holdings LLC / Summit Midstream Finance Corp.	1.6%
Rocket Software, Inc.	1.5%
GPD Cos., Inc.	1.5%
ITT Holdings LLC	1.5%
TMS International Corp./DE	1.4%
VistaJet Malta Finance PLC / Vista Management Holding, Inc.	1.4%

Updated Prospectus Web Address	https://www.pacificincome.com/mutual-funds/
Institutional Class
Shareholder Report [Line Items]
Fund Name	PIA High Yield Fund
Class Name	PIA High Yield Fund
Trading Symbol	PHYSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIA High Yield Fund for the period of December 1, 2023, to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.pacificincome.com/mutual-funds/. You can also request this information by contacting us at 1-800-251-1970.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-251-1970
Additional Information Website	https://www.pacificincome.com/mutual-funds/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIA High Yield Fund	$44	0.86%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.86%
Updated Performance Information Location [Text Block]	Visit https://www.pacificincome.com/mutual-funds/ for more recent performance information.
Net Assets	$ 61,993,702
Holdings Count | $ / shares	106
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of May 31, 2024)

Net Assets	$61,993,702
Number of Holdings	106
Portfolio Turnover	17%
Average Credit Quality	B
Effective Duration	2.90 yrs
Weighted Average Maturity	4.20 yrs
Weighted Average Life	4.20 yrs
Distribution Yield	8.45%
30-Day SEC Yield	9.38%
30-Day SEC Yield Unsubsidized	9.24%

Holdings [Text Block]

Top 10 Issuers	(%)
Alta Equipment Group, Inc.	2.1%
Fidelity Government Portfolio	2.0%
Summit Midstream Holdings LLC / Summit Midstream Finance Corp.	1.8%
TKC Holdings, Inc.	1.6%
ITT Holdings LLC	1.5%
Mercer International, Inc.	1.5%
TMS International Corp./DE	1.5%
Pitney Bowes, Inc.	1.5%
Verde Purchaser LLC	1.4%
Consolidated Energy Finance SA	1.4%

Updated Prospectus Web Address	https://www.pacificincome.com/mutual-funds/
Advisor Class
Shareholder Report [Line Items]
Fund Name	PIA Short Term Securities Fund
Class Name	PIA Short Term Securities Fund
Trading Symbol	PIASX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIA Short Term Securities Fund for the period of December 1, 2023, to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.pacificincome.com/mutual-funds/. You can also request this information by contacting us at 1-800-251-1970.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-251-1970
Additional Information Website	https://www.pacificincome.com/mutual-funds/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIA Short Term Securities Fund	$20	0.39%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
Updated Performance Information Location [Text Block]	Visit https://www.pacificincome.com/mutual-funds/ for more recent performance information.
Net Assets	$ 146,272,278
Holdings Count | $ / shares	110
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of May 31, 2024)

Net Assets	$146,272,278
Number of Holdings	110
Portfolio Turnover	38%
Average Credit Quality	A
Effective Duration	1.20 yrs
Weighted Average Maturity	2.80 yrs
Weighted Average Life	1.40 yrs
Distribution Yield	5.12%
30-Day SEC Yield	5.11%
30-Day SEC Yield Unsubsidized	5.10%

Holdings [Text Block]

Top 10 Issuers	(%)
U.S. Treasury Note/Bond	14.9%
U.S. Treasury Bill	11.8%
Cold Storage Trust	4.4%
BX Trust	2.7%
AEGON Funding Co. LLC	2.0%
Ares Capital Corp.	1.4%
Camden Property Trust	1.4%
Carrier Global Corp.	1.4%
NextEra Energy Capital Holdings, Inc.	1.4%
Citizens Bank NA	1.4%

Updated Prospectus Web Address	https://www.pacificincome.com/mutual-funds/